Accounts Payable and Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

Note 5 Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities are summarized as follows:

	June 30, 2026	December 31, 2025
Accounts payable	$3,807,558	$5,312,678
Accrued compensation and benefits	1,408,477	1,981,452
Accrued interest	338,594	366,279
Accrued financing lease	-	641,558
Other accrued liabilities	841,419	1,028,475
	$6,396,048	$9,330,442

Note 6 Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities are summarized as follows:

	December 31, 2025	December 31, 2024
Accounts payable	$5,528,161	$4,283,397
Accrued compensation and benefits	2,320,871	2,176,070
Accrued interest	574,232	558,358
Accrued sales and use tax	1,240,381	999,547
Accrued financing lease	641,558	446,890
Other accrued liabilities	1,231,572	879,397
	$11,536,775	$9,343,659